FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          February 14, 2008
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $ 329,090 (thousands)

List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2007


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MEDICAL SYSTEMS, INC.   COM     045235108       23568       1683410  SH          SOLE                   1683410
BEACON ROOFING SUPPLY, INC.    COM     073685109       17790       2112800  SH          SOLE                   2112800
CARMAX, INC.                   COM     143130102       27081       1371184  SH          SOLE                   1371184
CITI TRENDS, INC.              COM     17306X102        7720        500000  SH          SOLE                    500000
COSI, INC.                     COM     22122P101        9753       4353952  SH          SOLE                   4353952
ECLIPSYS CORP.                 COM     278856109       40055       1582609  SH          SOLE                   1582609
ESPEED, INC.                   CL A    296643109       47936       4253891  SH          SOLE                   4253891
FIRST ADVANTAGE CORPORATION    CL A    31845F100       11111        674621  SH          SOLE                    674621
GENTEX CORP.                   COM     371901109       34990       1969028  SH          SOLE                   1969028
HOUSTON WIRE & CABLE CO.       COM     44244K109        7210        509905  SH          SOLE                    509905
ION GEOPHYSICAL CORP.          COM     462044108       29318       1857932  SH          SOLE                   1857932
NIC INC.                       COM     62914B100       19130       2266568  SH          SOLE                   2266568
RADISYS CORP.                  COM     750459109       25115       1904271  SH          SOLE                   1904271
SANDISK CORP.                  COM     80004C101       15907        479566  SH          SOLE                    479566
SELECT COMFORT CORP.           COM     81616X103          49          7000  SH          SOLE                      7000
TD AMERITRADE HOLDING CORP.    COM     87236Y108        8870        442170  SH          SOLE                    442170
VERIFONE HOLDINGS, INC.        COM     92342Y109        3487        150000  SH          SOLE                    150000